AMIDEX35 Israel Mutual Fund - Class No-Load
FUND SUMMARY
Investment Objective
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES: (Fees paid directly from your investment)
Shareholder Fees	amidex_noloadMember Amidex35 Israel Mutual Fund Class No-Load
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (As a percentage of offering price)	none
MAXIMUM DEFERRED SALES CHARGE (LOAD) (As a percentage of redemption proceeds)	none
REDEMPTION FEES (as a percentage of amount redeemed for shares held less than 365 calendar days)	2.00%
EXCHANGE FEES	none

ANNUAL FUND OPERATING EXPENSES: (Expenses that are deducted from Fund assets)
Annual Fund Operating Expenses		amidex_noloadMember Amidex35 Israel Mutual Fund Class No-Load
MANAGEMENT FEES		0.80%
SERVICE AND DISTRIBUTION (12b-1) FEES		0.25%
OTHER EXPENSES		1.57%
ACQUIRED FUND FEES AND EXPENSES		0.01%
TOTAL ANNUAL FUND OPERATING EXPENSES	[1]	2.63%
[1]	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only direct operating expenses incurred by the Fund, not the indirect costs of investing in Underlying Funds.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COSTS OF INVESTING IN THE FUND WITH THE COSTS OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST  $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS AND RETURNS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
amidex_noloadMember Amidex35 Israel Mutual Fund Class No-Load	471	817	1,395	2,964

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
amidex_noloadMember Amidex35 Israel Mutual Fund Class No-Load	266	817	1,395	2,964

If you hold your shares for less than 365 days, a fee of 2.00% of the net amount redeemed of your Fund shares will be charged to you as an early redemption fee. Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.06% of the average value of its portfolio.

Principal Investment Strategies of the Fund.

The Fund will invest at least 95% of its net assets in the common stocks of the companies comprising the AMIDEX35TM Index (the “Index”), in approximately the same percentages as those companies are included in the Index or until the Fund’s net assets reach  $25 million, the Adviser may invest Fund assets in a representative sample of Index securities and other permissible securities. The AMIDEX35TM Index is an unmanaged index consisting of the 35 largest publicly traded Israeli companies, as measured by market capitalization. The Adviser, Index Investments, LLC is responsible for calculating and maintaining the Index.

Principal Risks of Investing in the Fund.

GENERAL RISK - As is the case with most investments, you may lose money by investing in the Fund. The Fund’s share prices will fluctuate each day, depending on the changing value of the securities making up the Fund’s portfolio. On any given day, your shares may be worth less than what you paid for them.

STOCK RISK - The Fund invests in the stocks of companies included in the AMIDEX35TM Index. The AMIDEX35TM Index is an unmanaged index consisting of the 35 largest publicly traded Israeli companies, as measured by market capitalization. The Adviser, Index Investments, LLC is responsible for calculating and maintaining the Index.  A company's stock that is included in the Index may fall because of problems with the company or for no readily apparent reason. Further, the stock market may suffer a general decline resulting from changing economic or political conditions, or from a lack of investor confidence. In the past, stocks and the stock market have recovered, but some stock market slumps have lasted for months and even years.

DIVERSIFICATION RISK - The Fund is a "non-diversified" Fund because it primarily invests in the companies that are included in the AMIDEX35TM Index. The AMIDEX35TM Index is currently comprised of 35 companies, and some of these companies represent a large percentage of the Index.  This may cause the performance of a fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund. As of August 31, 2011, eight companies each individually comprise more than 5% of the Index and together made up 61.22% of the Index.  Investing a larger percentage of the Fund's assets in a relatively small number of companies can be riskier than investing in a broader variety of securities because poor performance by an individual company held by the Fund will have a larger negative impact on the Fund due to the Fund's lack of diversification.

INDEX RISK - The Fund invests almost exclusively in Index companies. Also, once the Fund invests in Index companies, it stays invested in those companies for as long as they remain in the Index. As a result, the Fund does not predict which stocks will outperform or under-perform, the market. If the Index stocks decrease in value, the Fund decreases in value. Also, some of the companies in the Index may not have a vigorous secondary trading market. As a result, the Fund could experience difficulties in timely buying or selling of these securities, which could have a negative impact on the Fund.

PORTFOLIO TURNOVER RISK - The Index is adjusted to add or delete companies once per year. As companies leave and enter the Index, the Fund's portfolio will be adjusted to match the current Index composition. This practice can result in the realization of capital gains or losses and can have adverse tax consequences for you as an investor.  Because the Fund will buy and sell securities as needed to maintain its correlation to the Index, portfolio turnover in the Fund may be substantial.

SECTOR RISK - The AMIDEX35TM Israel Mutual Fund includes companies that are identified as Israeli companies, either because they trade on the Tel Aviv Stock Exchange, or they trade on U.S. Exchanges and meet Index rules for inclusion as Israeli companies. Investing in a single market sector is riskier that investing a variety of market sectors.

FOREIGN SECURITIES RISK - Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

i.	Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.
ii.	Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.
iii.	Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders.
iv.	Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.
v.	The Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor.
vi.	Transactions in foreign securities may involve higher costs and typically take longer to settle than in the U.S., which may make it more difficult for the Fund to liquidate positions, thereby causing delays in the Fund’s receipt of proceeds and a concomitant loss of potential dividend and interest income or the incurring of interest costs on debt to cover the period required until the receipt of the proceeds from these same securities.

Because the AMIDEX35TM Israel Mutual Fund invests in securities of Israeli issuers, the Fund may be exposed to special risks and considerations. There may be less information concerning Israeli securities available to the public than in the U.S. There is also potential difficulty in obtaining or enforcing a court judgment, and unique characteristics of Israeli securities and markets may have a negative impact on the Fund. Any major hostilities involving Israel, or the interruption or curtailment of trade between Israel and its present trading partners, could have a negative impact on the Fund. Shares and dividends of Israeli companies are often New Israeli Shekel ("NIS") denominated. Changes in the relationship of the NIS to the dollar and other currencies could have a negative impact on the Fund. The government of Israel may change the way in which Israeli companies are taxed, or may impose taxes on foreign investment. Such actions could have an impact on the overall market for Israeli securities and on the Fund.

Performance Information

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund’s yearly performance to demonstrate that the Fund’s value varied at different times. The table below compares the Fund’s performance over time to that of the MSCI World Index, a widely recognized, unmanaged index. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Year-by-Year Total Return as of Dec. 31st

Highest/Lowest quarterly results during this time period were:

HIGHEST	39.46% (quarter ended June 30, 2003)
LOWEST	-39.37% (quarter ended September 30, 2001)

The year-to-date return as of the most recent calendar quarter, which ended June 30, 2011, was -5.88%.

AVERAGE ANNUAL TOTAL RETURNS FOR CLASS NO LOAD SHARES For the Period Ending 12/31/2010
Average Annual Total Returns amidex_noloadMember Amidex35 Israel Mutual Fund	1 Year	5 Years	Since Inception	Inception Date
Class No-Load	15.18%	8.77%	0.44%	Jun 8, 1999
Return After Taxes on Distributions - Class No-Load	15.08%	8.75%	0.43%	Jun 8, 1999
Return After Taxes on Distributions and Sale of Fund Shares - Class No-Load	9.87%	7.61%	0.37%	Jun 8, 1999
MSCI World Index (reflects no deductions for fees, expenses or taxes) Class No-Load	28.80%	3.23%	4.43%	Jun 8, 1999

For current performance information, call 1-888-876-3566 or visit www.amidex.com.

‘‘MSCI’’ and the ‘‘MSCI World Index’’ are registered service marks of MSCI Inc., which does not sponsor and is in no way affiliated with the Fund.

The table shows the impact of taxes on the Fund’s returns. The Fund’s after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Distributions will generally be taxed to investors as ordinary income or capital gains unless the investor holds Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Distributions to investors from such tax-deferred arrangements may be taxed when received. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after tax returns depend on an investor’s  tax situation and may differ from those shown.

AMIDEX35 Israel Mutual Fund - Class A shares and Class C shares
FUND SUMMARY
Investment Objective
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES: (Fees paid directly from your investment)
Shareholder Fees amidex_classacMember Amidex35 Israel Mutual Fund (USD $)		Class A	Class C
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (As a percentage of offering price)		5.50%	none
MAXIMUM DEFERRED SALES CHARGE (LOAD) (As a percentage of redemption proceeds)		none	1.00%	[1]
REDEMPTION FEES (As a percentage of amount redeemed)	[2]	none	none
[1]	Investments in Class C shares are not subject to an initial sales charge; however, a contingent deferred sales charge of 1% is imposed in the event of certain redemption transactions within thirteen months following such investments.
[2]	If you are a participant in a qualified employee retirement benefit plan with at least 100 eligible employees, you may purchase Class A shares without any sales charges. However, if you redeem your shares within eighteen months of purchase, you will be charged a fee of 1.00% of the redemption proceeds.

ANNUAL FUND OPERATING EXPENSES: (Expenses that are deducted from Fund assets)
Annual Fund Operating Expenses amidex_classacMember Amidex35 Israel Mutual Fund	Class A		Class C
MANAGEMENT FEES	0.80%	[1]	0.80%	[2]
SERVICE AND DISTRIBUTION (12b-1) FEES	0.25%	[1]	1.00%	[2]
OTHER EXPENSES	1.57%	[1]	1.57%	[2]
ACQUIRED FUND FEES AND EXPENSES	0.01%	[1]	0.01%	[2]
TOTAL ANNUAL FUND OPERATING EXPENSES	2.63%	[1]	3.38%	[2]
[1]	Class A shares commenced investment operations on November 19, 1999.
[2]	Class C shares commenced investment operations on May 19, 2000.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COSTS OF INVESTING IN THE FUND WITH THE COSTS OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST  $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS AND RETURNS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

Expense Example amidex_classacMember Amidex35 Israel Mutual Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	801	1,322	1,868	3,351
Class C	442	1,039	1,760	3,667

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption amidex_classacMember Amidex35 Israel Mutual Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	801	1,322	1,868	3,351
Class C	341	1,039	1,760	3,667

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.06% of the average value of its portfolio.

Principal Investment Strategies of the Fund.

The Fund will invest at least 95% of its net assets in the common stocks of the companies comprising the AMIDEX35TM Index (the “Index”), in approximately the same percentages as those companies are included in the Index or until the Fund’s net assets reach  $25 million, the Adviser may invest Fund assets in a representative sample of Index securities and other permissible securities. The AMIDEX35TM Index is an unmanaged index consisting of the 35 largest publicly traded Israeli companies, as measured by market capitalization. The Adviser, Index Investments, LLC is responsible for calculating and maintaining the Index.

Principal Risks of Investing in the Fund.

GENERAL RISK - As is the case with most investments, you may lose money by investing in the Fund. The Fund’s share prices will fluctuate each day, depending on the changing value of the securities making up the Fund’s portfolio. On any given day, your shares may be worth less than what you paid for them.

STOCK RISK - The Fund invests in the stocks of companies included in the AMIDEX35TM Index. The AMIDEX35TM Index is an unmanaged index consisting of the 35 largest publicly traded Israeli companies, as measured by market capitalization. The Adviser, Index Investments, LLC is responsible for calculating and maintaining the Index.  A company's stock that is included in the Index may fall because of problems with the company or for no readily apparent reason. Further, the stock market may suffer a general decline resulting from changing economic or political conditions, or from a lack of investor confidence. In the past, stocks and the stock market have recovered, but some stock market slumps have lasted for months and even years.

DIVERSIFICATION RISK - The Fund is a "non-diversified" Fund because it primarily invests in the companies that are included in the AMIDEX35TM Index. The AMIDEX35TM Index is currently comprised of 35 companies, and some of these companies represent a large percentage of the Index.  This may cause the performance of a fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund. As of August 31, 2011, eight companies each individually comprise more than 5% of the Index and together made up 61.22% of the Index.  Investing a larger percentage of the Fund's assets in a relatively small number of companies can be riskier than investing in a broader variety of securities because poor performance by an individual company held by the Fund will have a larger negative impact on the Fund due to the Fund's lack of diversification.

INDEX RISK - The Fund invests almost exclusively in Index companies. Also, once the Fund invests in Index companies, it stays invested in those companies for as long as they remain in the Index. As a result, the Fund does not predict which stocks will outperform or under-perform, the market. If the Index stocks decrease in value, the Fund decreases in value. Also, some of the companies in the Index may not have a vigorous secondary trading market. As a result, the Fund could experience difficulties in timely buying or selling of these securities, which could have a negative impact on the Fund.

PORTFOLIO TURNOVER RISK - The Index is adjusted to add or delete companies once per year. As companies leave and enter the Index, the Fund's portfolio will be adjusted to match the current Index composition. This practice can result in the realization of capital gains or losses and can have adverse tax consequences for you as an investor.  Because the Fund will buy and sell securities as needed to maintain its correlation to the Index, portfolio turnover in the Fund may be substantial.

SECTOR RISK - The AMIDEX35TM Israel Mutual Fund includes companies that are identified as Israeli companies, either because they trade on the Tel Aviv Stock Exchange, or they trade on U.S. Exchanges and meet Index rules for inclusion as Israeli companies. Investing in a single market sector is riskier that investing a variety of market sectors.

FOREIGN SECURITIES RISK - Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

i.	Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.
ii.	Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.
iii.	Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders.
iv.	Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.
v.	The Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor.
vi.	Transactions in foreign securities may involve higher costs and typically take longer to settle than in the U.S., which may make it more difficult for the Fund to liquidate positions, thereby causing delays in the Fund’s receipt of proceeds and a concomitant loss of potential dividend and interest income or the incurring of interest costs on debt to cover the period required until the receipt of the proceeds from these same securities.

Because the AMIDEX35TM Israel Mutual Fund invests in securities of Israeli issuers, the Fund may be exposed to special risks and considerations. There may be less information concerning Israeli securities available to the public than in the U.S. There is also potential difficulty in obtaining or enforcing a court judgment, and unique characteristics of Israeli securities and markets may have a negative impact on the Fund. Any major hostilities involving Israel, or the interruption or curtailment of trade between Israel and its present trading partners, could have a negative impact on the Fund. Shares and dividends of Israeli companies are often New Israeli Shekel ("NIS") denominated. Changes in the relationship of the NIS to the dollar and other currencies could have a negative impact on the Fund. The government of Israel may change the way in which Israeli companies are taxed, or may impose taxes on foreign investment. Such actions could have an impact on the overall market for Israeli securities and on the Fund.

Performance Information

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund’s yearly performance to demonstrate that the Fund’s value varied at different times. The table below compares the Fund’s performance over time to that of the MSCI World Index, a widely recognized, unmanaged index. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Year-by-Year Total Return For Class A Shares As of December 31st

Highest/Lowest quarterly results during this time period were:

HIGHEST A Class	39.56% (quarter ended June 30, 2003)
LOWEST A Class	-39.40% (quarter ended September 30, 2001)

The bar chart above does not reflect any applicable sales charges which would reduce returns. The AMIDEX35TM Israel Mutual Fund's year-to-date return as of the most recent calendar quarter, which ended June 30, 2011, for the Class A Shares was -5.95%.

AVERAGE ANNUAL TOTAL RETURNS For the Period Ending 12/31/2010 (Results do not reflect taxes and do not include a sales charge; if a sales charge were included, results would be lower.)
Average Annual Total Returns amidex_classacMember Amidex35 Israel Mutual Fund	1 Year	5 Years	10 Years	Inception Date
Class A	8.73%	7.42%	(0.24%)	Nov 18, 1999
Class C	14.12%	7.85%	(0.43%)	May 19, 2000
Return After Taxes on Distributions - Class A	8.57%	7.37%	(0.26%)
Return After Taxes on Distributions and Sale of Fund Shares - Class A	5.67%	6.40%	(0.22%)
MSCI World Index	28.80%	3.23%	4.43%

For current performance information, call 1-888-876-3566 or visit www.amidex.com.

‘‘MSCI’’ and the ‘‘MSCI World Index’’ are registered service marks of MSCI Inc., which does not sponsor and is in no way affiliated with the Fund.

The table shows the impact of taxes on the Fund’s returns. The Fund’s after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Distributions will generally be taxed to investors as ordinary income or capital gains unless the investor holds Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Distributions to investors from such tax-deferred arrangements may be taxed when received. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after tax returns depend on an investor’s  tax situation and may differ from those shown.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	AMIDEX FUNDS INC
CIK	dei_EntityCentralIndexKey	0001074440
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Sep 30, 2011
Effective Date	dei_DocumentEffectiveDate	Sep 30, 2011
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
AMIDEX35 Israel Mutual Fund - Class No-Load | Amidex35 Israel Mutual Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES: (Fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES: (Expenses that are deducted from Fund assets)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	If you hold your shares for less than 365 days, a fee of 2.00% of the net amount redeemed of your Fund shares will be charged to you as an early redemption fee. Portfolio Turnover.
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.06% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	4.06%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only direct operating expenses incurred by the Fund, not the indirect costs of investing in Underlying Funds.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COSTS OF INVESTING IN THE FUND WITH THE COSTS OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST  $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS AND RETURNS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund will invest at least 95% of its net assets in the common stocks of the companies comprising the AMIDEX35TM Index (the “Index”), in approximately the same percentages as those companies are included in the Index or until the Fund’s net assets reach  $25 million, the Adviser may invest Fund assets in a representative sample of Index securities and other permissible securities. The AMIDEX35TM Index is an unmanaged index consisting of the 35 largest publicly traded Israeli companies, as measured by market capitalization. The Adviser, Index Investments, LLC is responsible for calculating and maintaining the Index.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest at least 95% of its net assets in the common stocks of the companies comprising the AMIDEX35 Index (the "Index"), in approximately the same percentages as those companies are included in the Index or until the Fund's net assets reach $25 million, the Adviser may invest Fund assets in a representative sample of Index securities and other permissible securities.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk, Narrative	rr_RiskNarrativeTextBlock

GENERAL RISK - As is the case with most investments, you may lose money by investing in the Fund. The Fund’s share prices will fluctuate each day, depending on the changing value of the securities making up the Fund’s portfolio. On any given day, your shares may be worth less than what you paid for them.

STOCK RISK - The Fund invests in the stocks of companies included in the AMIDEX35TM Index. The AMIDEX35TM Index is an unmanaged index consisting of the 35 largest publicly traded Israeli companies, as measured by market capitalization. The Adviser, Index Investments, LLC is responsible for calculating and maintaining the Index.  A company's stock that is included in the Index may fall because of problems with the company or for no readily apparent reason. Further, the stock market may suffer a general decline resulting from changing economic or political conditions, or from a lack of investor confidence. In the past, stocks and the stock market have recovered, but some stock market slumps have lasted for months and even years.

DIVERSIFICATION RISK - The Fund is a "non-diversified" Fund because it primarily invests in the companies that are included in the AMIDEX35TM Index. The AMIDEX35TM Index is currently comprised of 35 companies, and some of these companies represent a large percentage of the Index.  This may cause the performance of a fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund. As of August 31, 2011, eight companies each individually comprise more than 5% of the Index and together made up 61.22% of the Index.  Investing a larger percentage of the Fund's assets in a relatively small number of companies can be riskier than investing in a broader variety of securities because poor performance by an individual company held by the Fund will have a larger negative impact on the Fund due to the Fund's lack of diversification.

INDEX RISK - The Fund invests almost exclusively in Index companies. Also, once the Fund invests in Index companies, it stays invested in those companies for as long as they remain in the Index. As a result, the Fund does not predict which stocks will outperform or under-perform, the market. If the Index stocks decrease in value, the Fund decreases in value. Also, some of the companies in the Index may not have a vigorous secondary trading market. As a result, the Fund could experience difficulties in timely buying or selling of these securities, which could have a negative impact on the Fund.

PORTFOLIO TURNOVER RISK - The Index is adjusted to add or delete companies once per year. As companies leave and enter the Index, the Fund's portfolio will be adjusted to match the current Index composition. This practice can result in the realization of capital gains or losses and can have adverse tax consequences for you as an investor.  Because the Fund will buy and sell securities as needed to maintain its correlation to the Index, portfolio turnover in the Fund may be substantial.

SECTOR RISK - The AMIDEX35TM Israel Mutual Fund includes companies that are identified as Israeli companies, either because they trade on the Tel Aviv Stock Exchange, or they trade on U.S. Exchanges and meet Index rules for inclusion as Israeli companies. Investing in a single market sector is riskier that investing a variety of market sectors.

FOREIGN SECURITIES RISK - Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

i.	Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.
ii.	Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.
iii.	Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders.
iv.	Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.
v.	The Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor.
vi.	Transactions in foreign securities may involve higher costs and typically take longer to settle than in the U.S., which may make it more difficult for the Fund to liquidate positions, thereby causing delays in the Fund’s receipt of proceeds and a concomitant loss of potential dividend and interest income or the incurring of interest costs on debt to cover the period required until the receipt of the proceeds from these same securities.

Because the AMIDEX35TM Israel Mutual Fund invests in securities of Israeli issuers, the Fund may be exposed to special risks and considerations. There may be less information concerning Israeli securities available to the public than in the U.S. There is also potential difficulty in obtaining or enforcing a court judgment, and unique characteristics of Israeli securities and markets may have a negative impact on the Fund. Any major hostilities involving Israel, or the interruption or curtailment of trade between Israel and its present trading partners, could have a negative impact on the Fund. Shares and dividends of Israeli companies are often New Israeli Shekel ("NIS") denominated. Changes in the relationship of the NIS to the dollar and other currencies could have a negative impact on the Fund. The government of Israel may change the way in which Israeli companies are taxed, or may impose taxes on foreign investment. Such actions could have an impact on the overall market for Israeli securities and on the Fund.

May Lose Money	rr_RiskLoseMoney	As is the case with most investments, you may lose money by investing in the Fund.
Nondiversified	rr_RiskNondiversifiedStatus	DIVERSIFICATION RISK - The Fund is a "non-diversified" Fund because it primarily invests in the companies that are included in the AMIDEX35 Index. The AMIDEX35 Index is currently comprised of 35 companies, and some of these companies represent a large percentage of the Index. This may cause the performance of a fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund. As of August 31, 2011, eight companies each individually comprise more than 5% of the Index and together made up 61.22% of the Index. Investing a larger percentage of the Fund's assets in a relatively small number of companies can be riskier than investing in a broader variety of securities because poor performance by an individual company held by the Fund will have a larger negative impact on the Fund due to the Fund's lack of diversification.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund’s yearly performance to demonstrate that the Fund’s value varied at different times. The table below compares the Fund’s performance over time to that of the MSCI World Index, a widely recognized, unmanaged index. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-876-3566
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.amidex.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Return as of Dec. 31st
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

HIGHEST	39.46% (quarter ended June 30, 2003)
LOWEST	-39.37% (quarter ended September 30, 2001)

The year-to-date return as of the most recent calendar quarter, which ended June 30, 2011, was -5.88%.

Performance Table:	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR CLASS NO LOAD SHARES For the Period Ending 12/31/2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

For current performance information, call 1-888-876-3566 or visit www.amidex.com.

‘‘MSCI’’ and the ‘‘MSCI World Index’’ are registered service marks of MSCI Inc., which does not sponsor and is in no way affiliated with the Fund.

The table shows the impact of taxes on the Fund’s returns. The Fund’s after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Distributions will generally be taxed to investors as ordinary income or capital gains unless the investor holds Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Distributions to investors from such tax-deferred arrangements may be taxed when received. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after tax returns depend on an investor’s  tax situation and may differ from those shown.

AMIDEX35 Israel Mutual Fund - Class No-Load | Amidex35 Israel Mutual Fund | Class No-Load
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMDEX
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (As a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
MAXIMUM DEFERRED SALES CHARGE (LOAD) (As a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
REDEMPTIONage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
EXCHANGE FEES	rr_ExchangeFeeOverRedemption	none
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.80%
SERVICE AND DISTRIBUTION (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	0.25%
OTHER EXPENSES	rr_OtherExpensesOverAssets	1.57%
ACQUIRED FUND FEES AND EXPENSES	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	2.63%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	471
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	817
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,395
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,964
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	266
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	817
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,395
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,964
2001	rr_AnnualReturn2001	(44.56%)
2002	rr_AnnualReturn2002	(39.55%)
2003	rr_AnnualReturn2003	56.03%
2004	rr_AnnualReturn2004	14.89%
2005	rr_AnnualReturn2005	14.24%
2006	rr_AnnualReturn2006	10.04%
2007	rr_AnnualReturn2007	26.10%
2008	rr_AnnualReturn2008	(40.89%)
2009	rr_AnnualReturn2009	61.14%
2010	rr_AnnualReturn2010	15.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Year to Date Return	rr_BarChartYearToDateReturn	(5.88%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	HIGHEST
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	LOWEST
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.37%)
1 Year	rr_AverageAnnualReturnYear01	15.18%
5 Years	rr_AverageAnnualReturnYear05	8.77%
Since Inception	rr_AverageAnnualReturnSinceInception	0.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 8, 1999
AMIDEX35 Israel Mutual Fund - Class No-Load | Amidex35 Israel Mutual Fund | Class No-Load | Return After Taxes on Distributions -
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	8.75%
Since Inception	rr_AverageAnnualReturnSinceInception	0.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 8, 1999
AMIDEX35 Israel Mutual Fund - Class No-Load | Amidex35 Israel Mutual Fund | Class No-Load | Return After Taxes on Distributions and Sale of Fund Shares -
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.87%
5 Years	rr_AverageAnnualReturnYear05	7.61%
Since Inception	rr_AverageAnnualReturnSinceInception	0.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 8, 1999
AMIDEX35 Israel Mutual Fund - Class No-Load | Amidex35 Israel Mutual Fund | Class No-Load | MSCI World Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.80%
5 Years	rr_AverageAnnualReturnYear05	3.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 8, 1999
AMIDEX35 Israel Mutual Fund - Class A shares and Class C shares | Amidex35 Israel Mutual Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES: (Fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES: (Expenses that are deducted from Fund assets)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.06% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	4.06%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	If you are a participant in a qualified employee retirement benefit plan with at least 100 eligible employees, you may purchase Class A shares without any sales charges. However, if you redeem your shares within eighteen months of purchase, you will be charged a fee of 1.00% of the redemption proceeds.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COSTS OF INVESTING IN THE FUND WITH THE COSTS OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST  $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS AND RETURNS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund will invest at least 95% of its net assets in the common stocks of the companies comprising the AMIDEX35TM Index (the “Index”), in approximately the same percentages as those companies are included in the Index or until the Fund’s net assets reach  $25 million, the Adviser may invest Fund assets in a representative sample of Index securities and other permissible securities. The AMIDEX35TM Index is an unmanaged index consisting of the 35 largest publicly traded Israeli companies, as measured by market capitalization. The Adviser, Index Investments, LLC is responsible for calculating and maintaining the Index.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest at least 95% of its net assets in the common stocks of the companies comprising the AMIDEX35 Index (the "Index"), in approximately the same percentages as those companies are included in the Index or until the Fund's net assets reach $25 million, the Adviser may invest Fund assets in a representative sample of Index securities and other permissible securities.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk, Narrative	rr_RiskNarrativeTextBlock

GENERAL RISK - As is the case with most investments, you may lose money by investing in the Fund. The Fund’s share prices will fluctuate each day, depending on the changing value of the securities making up the Fund’s portfolio. On any given day, your shares may be worth less than what you paid for them.

STOCK RISK - The Fund invests in the stocks of companies included in the AMIDEX35TM Index. The AMIDEX35TM Index is an unmanaged index consisting of the 35 largest publicly traded Israeli companies, as measured by market capitalization. The Adviser, Index Investments, LLC is responsible for calculating and maintaining the Index.  A company's stock that is included in the Index may fall because of problems with the company or for no readily apparent reason. Further, the stock market may suffer a general decline resulting from changing economic or political conditions, or from a lack of investor confidence. In the past, stocks and the stock market have recovered, but some stock market slumps have lasted for months and even years.

DIVERSIFICATION RISK - The Fund is a "non-diversified" Fund because it primarily invests in the companies that are included in the AMIDEX35TM Index. The AMIDEX35TM Index is currently comprised of 35 companies, and some of these companies represent a large percentage of the Index.  This may cause the performance of a fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund. As of August 31, 2011, eight companies each individually comprise more than 5% of the Index and together made up 61.22% of the Index.  Investing a larger percentage of the Fund's assets in a relatively small number of companies can be riskier than investing in a broader variety of securities because poor performance by an individual company held by the Fund will have a larger negative impact on the Fund due to the Fund's lack of diversification.

INDEX RISK - The Fund invests almost exclusively in Index companies. Also, once the Fund invests in Index companies, it stays invested in those companies for as long as they remain in the Index. As a result, the Fund does not predict which stocks will outperform or under-perform, the market. If the Index stocks decrease in value, the Fund decreases in value. Also, some of the companies in the Index may not have a vigorous secondary trading market. As a result, the Fund could experience difficulties in timely buying or selling of these securities, which could have a negative impact on the Fund.

PORTFOLIO TURNOVER RISK - The Index is adjusted to add or delete companies once per year. As companies leave and enter the Index, the Fund's portfolio will be adjusted to match the current Index composition. This practice can result in the realization of capital gains or losses and can have adverse tax consequences for you as an investor.  Because the Fund will buy and sell securities as needed to maintain its correlation to the Index, portfolio turnover in the Fund may be substantial.

SECTOR RISK - The AMIDEX35TM Israel Mutual Fund includes companies that are identified as Israeli companies, either because they trade on the Tel Aviv Stock Exchange, or they trade on U.S. Exchanges and meet Index rules for inclusion as Israeli companies. Investing in a single market sector is riskier that investing a variety of market sectors.

FOREIGN SECURITIES RISK - Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

i.	Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.
ii.	Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.
iii.	Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders.
iv.	Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.
v.	The Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor.
vi.	Transactions in foreign securities may involve higher costs and typically take longer to settle than in the U.S., which may make it more difficult for the Fund to liquidate positions, thereby causing delays in the Fund’s receipt of proceeds and a concomitant loss of potential dividend and interest income or the incurring of interest costs on debt to cover the period required until the receipt of the proceeds from these same securities.

Because the AMIDEX35TM Israel Mutual Fund invests in securities of Israeli issuers, the Fund may be exposed to special risks and considerations. There may be less information concerning Israeli securities available to the public than in the U.S. There is also potential difficulty in obtaining or enforcing a court judgment, and unique characteristics of Israeli securities and markets may have a negative impact on the Fund. Any major hostilities involving Israel, or the interruption or curtailment of trade between Israel and its present trading partners, could have a negative impact on the Fund. Shares and dividends of Israeli companies are often New Israeli Shekel ("NIS") denominated. Changes in the relationship of the NIS to the dollar and other currencies could have a negative impact on the Fund. The government of Israel may change the way in which Israeli companies are taxed, or may impose taxes on foreign investment. Such actions could have an impact on the overall market for Israeli securities and on the Fund.

May Lose Money	rr_RiskLoseMoney	As is the case with most investments, you may lose money by investing in the Fund.
Nondiversified	rr_RiskNondiversifiedStatus	DIVERSIFICATION RISK - The Fund is a "non-diversified" Fund because it primarily invests in the companies that are included in the AMIDEX35 Index. The AMIDEX35 Index is currently comprised of 35 companies, and some of these companies represent a large percentage of the Index. This may cause the performance of a fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund. As of August 31, 2011, eight companies each individually comprise more than 5% of the Index and together made up 61.22% of the Index. Investing a larger percentage of the Fund's assets in a relatively small number of companies can be riskier than investing in a broader variety of securities because poor performance by an individual company held by the Fund will have a larger negative impact on the Fund due to the Fund's lack of diversification.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund’s yearly performance to demonstrate that the Fund’s value varied at different times. The table below compares the Fund’s performance over time to that of the MSCI World Index, a widely recognized, unmanaged index. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-876-3566
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.amidex.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Return For Class A Shares As of December 31st
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart above does not reflect any applicable sales charges which would reduce returns.
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

HIGHEST A Class	39.56% (quarter ended June 30, 2003)
LOWEST A Class	-39.40% (quarter ended September 30, 2001)

The bar chart above does not reflect any applicable sales charges which would reduce returns. The AMIDEX35TM Israel Mutual Fund's year-to-date return as of the most recent calendar quarter, which ended June 30, 2011, for the Class A Shares was -5.95%.

Performance Table:	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Period Ending 12/31/2010 (Results do not reflect taxes and do not include a sales charge; if a sales charge were included, results would be lower.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

For current performance information, call 1-888-876-3566 or visit www.amidex.com.

‘‘MSCI’’ and the ‘‘MSCI World Index’’ are registered service marks of MSCI Inc., which does not sponsor and is in no way affiliated with the Fund.

The table shows the impact of taxes on the Fund’s returns. The Fund’s after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Distributions will generally be taxed to investors as ordinary income or capital gains unless the investor holds Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Distributions to investors from such tax-deferred arrangements may be taxed when received. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after tax returns depend on an investor’s  tax situation and may differ from those shown.

AMIDEX35 Israel Mutual Fund - Class A shares and Class C shares | Amidex35 Israel Mutual Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMDAX
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (As a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.50%
MAXIMUM DEFERRED SALES CHARGE (LOAD) (As a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
REDEMPTION FEES (As a percentage of amount redeemed)	rr_RedemptionFee	none	[2]
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.80%	[3]
SERVICE AND DISTRIBUTION (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	1.57%	[3]
ACQUIRED FUND FEES AND EXPENSES	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	2.63%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	801
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,322
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,868
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,351
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	801
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,322
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,868
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	3,351
2001	rr_AnnualReturn2001	(44.81%)
2002	rr_AnnualReturn2002	(39.56%)
2003	rr_AnnualReturn2003	56.06%
2004	rr_AnnualReturn2004	14.81%
2005	rr_AnnualReturn2005	14.18%
2006	rr_AnnualReturn2006	9.96%
2007	rr_AnnualReturn2007	25.95%
2008	rr_AnnualReturn2008	(41.02%)
2009	rr_AnnualReturn2009	61.04%
2010	rr_AnnualReturn2010	15.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return as of the most recent calendar quarter
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Year to Date Return	rr_BarChartYearToDateReturn	(5.95%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	HIGHEST A Class
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	LOWEST A Class
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.40%)
1 Year	rr_AverageAnnualReturnYear01	8.73%
5 Years	rr_AverageAnnualReturnYear05	7.42%
10 Years	rr_AverageAnnualReturnYear10	(0.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 18, 1999
AMIDEX35 Israel Mutual Fund - Class A shares and Class C shares | Amidex35 Israel Mutual Fund | Class A | Return After Taxes on Distributions -
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.57%
5 Years	rr_AverageAnnualReturnYear05	7.37%
10 Years	rr_AverageAnnualReturnYear10	(0.26%)
AMIDEX35 Israel Mutual Fund - Class A shares and Class C shares | Amidex35 Israel Mutual Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares -
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.67%
5 Years	rr_AverageAnnualReturnYear05	6.40%
10 Years	rr_AverageAnnualReturnYear10	(0.22%)
AMIDEX35 Israel Mutual Fund - Class A shares and Class C shares | Amidex35 Israel Mutual Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMDCX
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (As a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
MAXIMUM DEFERRED SALES CHARGE (LOAD) (As a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
REDEMPTION FEES (As a percentage of amount redeemed)	rr_RedemptionFee	none	[2]
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.80%	[5]
SERVICE AND DISTRIBUTION (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	1.00%	[5]
OTHER EXPENSES	rr_OtherExpensesOverAssets	1.57%	[5]
ACQUIRED FUND FEES AND EXPENSES	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	3.38%	[5]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	442
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,039
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,760
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,667
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	341
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,039
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,760
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	3,667
1 Year	rr_AverageAnnualReturnYear01	14.12%
5 Years	rr_AverageAnnualReturnYear05	7.85%
10 Years	rr_AverageAnnualReturnYear10	(0.43%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2000
AMIDEX35 Israel Mutual Fund - Class A shares and Class C shares | Amidex35 Israel Mutual Fund | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.80%
5 Years	rr_AverageAnnualReturnYear05	3.23%
10 Years	rr_AverageAnnualReturnYear10	4.43%

[1]	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only direct operating expenses incurred by the Fund, not the indirect costs of investing in Underlying Funds.
[2]	If you are a participant in a qualified employee retirement benefit plan with at least 100 eligible employees, you may purchase Class A shares without any sales charges. However, if you redeem your shares within eighteen months of purchase, you will be charged a fee of 1.00% of the redemption proceeds.
[3]	Class A shares commenced investment operations on November 19, 1999.
[4]	Investments in Class C shares are not subject to an initial sales charge; however, a contingent deferred sales charge of 1% is imposed in the event of certain redemption transactions within thirteen months following such investments.
[5]	Class C shares commenced investment operations on May 19, 2000.